BASIS OF CONSOLIDATION AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Consolidation And Investments
Schedule of consolidated entities information

	Equity interests (%)
Companies	12/31/2023	12/31/2022	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and Financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and Financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios Nacional S.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.89	99.89	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	79.75	79.75	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development projects
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos S.A. (**)		99.99	Manufacturing and sale of cement
CSN Cimentos Brasil S.A.	99.99	99.99	Manufacturing and sale of cement
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.90	99.99	Equity interests
CSN Participações I	99.90	99.99	Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.10	0.01	Commercial intermediation for the purchase and sale of assets and materials in general
CSN Participações III	99.90	99.99	Equity interests
CSN Participações IV	99.90	99.99	Equity interests
CSN Participações V	99.90	99.99	Equity interests

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	99.99	99.99	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.88	99.88	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas MMSA	99.87	99.87	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.87	99.87	Production and sale of cans and related activities
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	79.75	79.75	Financial transactions, product sales and Equity interests
CSN Mining GmbH	79.75	79.75	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	79.75	79.75	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
CSN Mining Portugal, Unipessoal Lda.	79.75	79.75	Commercial and representation of products
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.98	99.98	Manufacturing and sale of cement
Santa Ana Energética S.A.	99.98	99.99	Electric power generation
Topázio Energética S.A.	99.98	99.99	Electric power generation
Brasil Central Energia Ltda.	99.98	99.99	Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.90	99.99	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgráfica Iguaçu S.A	99.89	99.89	Metal packaging manufacturing
Companhia Energética Chapecó	79.75	79.75	Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G (1)	98.98	98.96	Electric power generation
Ventos de Vera Cruz S.A.	98.97	98.95	Electric power generation
Ventos de Curupira S.A	98.97	98.95	Electric power generation
Ventos de Povo Novo S.A.	98.97	98.95	Electric power generation
MAZET - Maschinenbau Zerspanungstechnik GmbH (2)	100.00		Production and sale of long steel and related activities
CSN Mining Internacional GmbH (3)	100.00		Commercial and representation of products

Direct interest in joint operations: proportionate consolidation
Itá Energética S.A.	48.75	48.75	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power consortium
Consórcio Itaúba(2)	36.60	36.60	Electric power generation
Consórcio Passo Real (2)	46.97		Electric power generation

Direct interest in joint ventures: equity method
MRS Logística S.A.	18.64	18.64	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A.	48.03	48.03	Railroad logistics
Equimac S.A	50.00	50.00	Rental of commercial and industrial machinery and equipment
Consórcio Itaúba(2)	63.40	63.40	Electric power generation
Consórcio Passo Real (2)	53.03		Electric power generation

Indirect interest in joint ventures: equity method
MRS Logística S.A.	14.86	14.86	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests

Indirect interest in affiliates: equity method
Ventos da Lagoa Energia S.A. (3)		10.00	Electric power generation
Jaguari Energética S.A.	10.39	10.39	Electric power generation
Chapecoense Geração S.A.	8.91	8.91	Electric power generation
Parques Eólicos Palmares S.A. (3)		10.00	Electric power generation
Ventos do Litoral Energia S.A. (3)		10.00	Electric power generation
Ventos dos índios Energia S.A. (3)		10.00	Electric power generation
Companhia Energética Rio das Antas - Ceran	29.69	29.69	Electric power generation
Ventos do Sul Energia S.A.	9.90	10.00	Electric power generation
Foz Chapecó Energia S.A.	8.91	8.91	Electric power generation

Exclusive funds: full consolidation
Diplic II - Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund
(*)	Dormant companies.
(**)	Company incorporated see note 10.b.
(1)	On November 24, 2023, Companhia Florestal do Brasil ("CFB") carried out the settlement of the Public Acquisition Offer ("OPA") procedure for shares issued by Companhia Estadual de Geração de Energia Elétrica - CEEE-G (“CEEE-G”), obtaining, at the end of the procedure, the acquisition of 1,609 (one thousand, six hundred and nine) shares of CEEE-G, thus increasing its participation percentage from 98.96% to 98.98% of the Company's share capital.
(2)	On June 1, 2023, MAZET - Maschinenbau Zerspanungstechnik GmbH was acquired by the indirect subsidiary Stalhwerk Thüringen GmbH.
(3)	On November 21, 2023, the company CSN Mining Internacional GmbH was incorporated by the Company's indirect subsidiary, CSN Mining Holding GmbH.
(4)	On December 26, 2022, the Itaúba Consortium was created, with Companhia Siderúrgica Nacional S.A. as consortium members, with a 63.4% share, and CSN Cimentos Brasil S.A., with a 36.6% share. Additionally, on January 17, 2023, the Passo Real Consortium was formed, with the companies Companhia Siderúrgica Nacional S.A., Elizabeth Cimentos S.A., CSN Mineração S.A. and Minérios Nacional S.A. as consortium members, with shares of 46.97%, 28.18%, 23.29% and 1.56%, respectively.
(5)	CEEE-G sold its shareholding in the affiliates Ventos Lagoa Energia S.A., Parques Eólicos Palmares S.A., Ventos do Litoral Energia S.A. and Ventos dos Índios Energia S.A.

Schedule of changes in investments in joint ventures, joint operations, associates and other investments

							Consolidated
Companies	Final balance on 12/31/2022	Capital increase	Dividends	Equity Income (2)	Comprehensive income	Others	Final balance on 12/31/2023

Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica (1)	2,054,898		(106,747)	449,462	175	(16,181)	2,381,607
Fair Value MRS	480,622						480,622
Fair Value MRS amortization	(82,225)			(11,746)			(93,971)
Transnordestina Logística S.A.	1,184,514			(23,568)			1,160,946
Fair Value -Transnordestina	659,106						659,106
Arvedi Metalfer do Brasil (affiliate)	25,782	11,037		(1,332)			35,487
Equimac S.A	18,482			5,311			23,793
Indirect interest in affiliates - CEEE-G (2)	216,307		(56,776)	50,757		(44,397)	165,891
Fair Value indirect participation CEEE-G (3)	359,024			(39,315)			319,709
Fair Value amortization indirect participation CEEE-G	(25,889)			1,993			(23,896)
	4,890,621	11,037	(163,523)	431,562	175	(60,578)	5,109,294

Equity interests evaluated by the cost method (4)	41,093	9,000					50,093
Investments at fair value through profit or loss (note 14)	94,700					(15,963)	78,737
Other	33,588					(34,535)	(947)
	169,381	9,000				(50,498)	127,883

Total shareholdings	5,060,002	20,037	(163,523)	431,562	175	(111,076)	5,237,177

Classification of investments in the balance sheet
Equity interests	5,060,002						5,237,177
Investment Property	159,080						205,954
Total investments in the asset	5,219,082						5,443,131
(1)	The balance in others refers to the sale of treasury shares as approved at the Ordinary General Meeting on April 27, 2023.

(2)	Mainly refers to the sale by CEEE-G in the first quarter of its shareholding in the affiliates Ventos Lagoa Energia S.A., Parques Eólicos Palmares S.A., Ventos do Litoral Energia S.A. and Ventos dos Índios Energia S.A., consequently, there was a write-off of these investments in the amount of (R$43,567), the effect of the operation was classified in the group of other operating expenses and income.

(3)	As of December 31, 2023, the balance of R$ 359,024 refers to the Fair Value generated in the acquisition of CEEE-G, with the disposals mentioned in the item above, the Fair Value was written off in the amount of (R$39,315) referring to the companies' surplus value sold, the effect of the write-off was classified in the equity equivalence group;

(4)	These are strategic investments in startups made by the subsidiary CSN Inova Ventures, which are valued using the cost method, in the following companies: Alinea Health Holdings Ltda. I.Systems Aut. Ind., 2D Materials, H2Pro Ltda, 1S1 Energy, Traive INC., OICO Holdings, Clarke Software and Global Dot Com the latter acquired on June 5, 2023.

Schedule of equity in results

		Consolidated
	12/31/2023	12/31/2022

Equity in results of affiliated companies
MRS Logística S.A.	449,462	325,800
Transnordestina	(23,568)	(29,307)
Arvedi Metalfer do Brasil	(1,332)	4,702
Equimac S.A	5,311	3,936
Indirect interest in affiliates - CEEE-G	50,757
Fair Value Amortization	(49,068)	(37,633)
	431,562	267,498
Other adjustments
Cost of sales	(110,734)	(80,006)
To taxes	30,421	27,202
Others	(118)	23,223
Equity in results	351,131	237,917

(1)	The operating margin of intercompany operations with group companies classified as joint ventures, which are not consolidated, are reclassified in the Income Statement of the Investment group to the cost and income tax and social contribution group.

Schedule of net equity

(R$'000)	Net equity as of June 30, 2023
Cash and cash equivalents	111,937
Trade receivables	95,506
Inventories	245,701
Other assets	229,560
Corporate investments	1,198,743
Property, plant and equipment	3,573,944
Intangíible assets	889,979
Investment properties	631
Total Assets	6,346,001
Trade payables	375,049
Borrowings and financing	2,678,625
Salaries and social charges	15,432
Taxes payable	42,383
Lease liabilities	15,392
Tax, social security, labor and civil	11,489
Provisions for environmental liabilities and asset decommissioning	83,076
Other payables	741,279
Total Liabilities	3,962,725

Net assets	2,383,276

Schedule of primary distribution of shares

Gain on participation in the capital increase	1,060,530
Loss due to dilution of participation with issue of new shares	(231,044)
Equity adjustment by dilution of share percentage	(7,393)
Net gain from the transaction	822,093

Schedule of secondary distribution of shares

Equity in the transaction	9,947,525
Number of share before initial public offering	5,430,057,060
Cost per share	R$ 1.83

Number of shares sold by CSN	377,804,907
Price per share	R$ 8.50

(+) Net cash generated in the transaction	3,211,342
(-) Transaction cost	(46,730)
(=) net cash reveivable (a)	3,164,612
(-) Cost of shares (b)	(692,115)
(=) Net gain from the transaction (a)+(b)	2,472,497

- Shares repurchase program of subsidiary CSN Mineração

On March 24, 2021, November 3, 2021, and May 18, 2022, the Board of Directors of CSN Mineração approved the Share Repurchase Plans, to remain in treasury and subsequent disposal or cancellation, pursuant to CVM Instruction 567/2015, described below.

On May 18, 2022, the cancellation of 105,907,300 nominative common shares without a nominal value, repurchased and held in treasury, was approved at a Board of Directors' Meeting. On December 31, 2023 the subsidiary CSN Mineração had no treasury shares.

Schedule of share repurchase programs of subsidiary CSN Mineracao

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Treasury balance
1º	03/24/2021	58,415,015	from 3/25/2021 to 9/24/2021	R$6.1451	R$5.5825 and R$6.7176	52,940,500		52,940,500
2º	11/03/2021	53,000,000	from 11/04/2021 to 9/24/2022	R$6.1644	R$5.0392 and R$6.1208	52,466,800		105,907,300
	05/18/2022			Not applicable	Not applicable		105,907,300
3º	05/18/2022	106,000,000	from 05/19/2022 to 5/18/2023
						105,407,300	105,907,300

Schedule of joint ventures and joint operations financial information

	12/31/2020	01/31/2021
Assets	Appraisal reports	Close balance
Trade receivables	37,171	54,684
Inventories	134,309	164,460
Other assets	29,186	30,228
Property, plant and equipment	3,151,349	3,129,161
Intangíible assets	8,086	8,086
Liabilities
Trade payables	(253,186)	(278,538)
Other payables current	(42,074)	(34,301)
Lease liabilities	(42,257)	(24,430)
Other provisions	(66,490)	(64,125)
Net assets	2,956,094	2,985,225

Sale of shares – Consórcio Machadinho

The Consórcio Machadinho is responsible for the exploration of HPP Machadinho, located on the Uruguay River, on the border of the states of Santa Catarina and Rio Grande do Sul, with an installed capacity of 1,140 MW and a physical guarantee of 519.8 average MW. CEEE-G's share in the Consortium was 5.53%, which implied the same percentage of costs and charges for the project under its responsibility.

As provided for in item 5.54 of the Privatization Notice of Auction Notice No. 01/2022 and under the terms of the contract establishing the Consórcio Machadinho, the other consortium members exercised their right of preference to acquire the entire stake in CEEE-G. The sale of CEEE-G's stake in Consórcio Machadinho occurred after the parties agreed to all the terms and conditions of the definitive transaction documents and the usual conditions for closing.

Under the terms and conditions of the agreed contract, the completion of the transaction was subject to compliance with the Precedent Condition, with the closure subject to the parties obtaining prior approval from the National Electric Energy Agency – ANEEL to carry out the Transaction, the which was granted in August 2023. The Closing of the transaction was carried out on 09/29/2023, for the amount of R$ 114,763,385.98 (one hundred and fourteen million, seven hundred and sixty-three thousand, three hundred and eighty-five reais and ninety-eight cents).

10.d)	Joint ventures and joint operations financial information

The balance sheet and income statement balances of the companies whose control is shared are shown below and refer to 100% of the companies’ results:

				12/31/2023				12/31/2022
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	3,388,052	786,007	13,953	93,712	867,937	1,164	8,983	46,946
Advances to suppliers	101,318	6,161	77	409	29,500	21,036	1,384	1,273
Other current assets	1,390,540	67,758	16,747	30,517	1,351,335	78,777	11,648	30,735
Total current assets	4,879,910	859,926	30,777	124,638	2,248,772	100,977	22,015	78,954
Non-current Assets
Other non-current assets	679,749	97,560	599	18,054	887,987	255,367	1,643	19,007
Investments, PP&E and intangible assets	12,774,225	12,062,189	48,570	296,818	11,541,779	11,029,525	41,709	325,911
Total non-current assets	13,453,974	12,159,749	49,169	314,872	12,429,766	11,284,892	43,352	344,918
Total Assets	18,333,884	13,019,675	79,946	439,510	14,678,538	11,385,869	65,367	423,872

Current Liabilities
Borrowings and financing	993,367	167,201	8,552		735,231	142,073	5,497
Lease liabilities	565,002		684		472,129		701
Other current liabilities	2,111,251	80,851	8,310	21,222	1,682,928	150,268	5,777	14,326
Total current liabilities	3,669,620	248,052	17,546	21,222	2,890,288	292,341	11,975	14,326
Non-current Liabilities
Borrowings and financing	5,879,207	8,481,707	12,734		3,604,793	7,142,895	14,446
Lease liabilities	1,665,072		253		1,928,931		630
Other non-current liabilities	729,736	1,873,232	1,827	22,140	740,892	1,484,884	1,353	18,914
Total non-current liabilities	8,274,015	10,354,939	14,814	22,140	6,274,616	8,627,779	16,429	18,914
Shareholders’ equity	6,390,249	2,416,684	47,586	396,148	5,513,634	2,465,749	36,963	390,632
Total liabilities and shareholders’ equity	18,333,884	13,019,675	79,946	439,510	14,678,538	11,385,869	65,367	423,872

			01/01/2023 to 12/31/2023				01/01/2022 to 12/31/2022
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	6,445,618	570	52,453	191,430	5,592,118	375	41,307	188,024
Cost of sales and services	(3,444,706)		(29,333)	(99,756)	(3,477,896)		(24,977)	(100,454)
Gross profit	3,000,912	570	23,120	91,674	2,114,222	375	16,330	87,570
Operating (expenses) income	(485,694)	(38,885)	(4,640)	(83,139)	(243,399)	(40,685)	(3,769)	(77,742)
Financial income (expenses), net	(722,407)	(10,745)	(2,763)	5,849	(641,862)	(21,551)	(3,211)	2,545
Profit/(Loss) before IR/CSLL	1,792,811	(49,060)	15,717	14,384	1,228,961	(61,861)	9,350	12,373
Current and deferred IR/CSLL	(586,831)		(3,388)	(4,673)	(354,786)		(1,479)	(4,408)
Profit / (loss) for the year	1,205,980	(49,060)	12,329	9,711	874,175	(61,861)	7,871	7,965

Schedule of joint ventures and joint operations financial information

				12/31/2023				12/31/2022
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	3,388,052	786,007	13,953	93,712	867,937	1,164	8,983	46,946
Advances to suppliers	101,318	6,161	77	409	29,500	21,036	1,384	1,273
Other current assets	1,390,540	67,758	16,747	30,517	1,351,335	78,777	11,648	30,735
Total current assets	4,879,910	859,926	30,777	124,638	2,248,772	100,977	22,015	78,954
Non-current Assets
Other non-current assets	679,749	97,560	599	18,054	887,987	255,367	1,643	19,007
Investments, PP&E and intangible assets	12,774,225	12,062,189	48,570	296,818	11,541,779	11,029,525	41,709	325,911
Total non-current assets	13,453,974	12,159,749	49,169	314,872	12,429,766	11,284,892	43,352	344,918
Total Assets	18,333,884	13,019,675	79,946	439,510	14,678,538	11,385,869	65,367	423,872

Current Liabilities
Borrowings and financing	993,367	167,201	8,552		735,231	142,073	5,497
Lease liabilities	565,002		684		472,129		701
Other current liabilities	2,111,251	80,851	8,310	21,222	1,682,928	150,268	5,777	14,326
Total current liabilities	3,669,620	248,052	17,546	21,222	2,890,288	292,341	11,975	14,326
Non-current Liabilities
Borrowings and financing	5,879,207	8,481,707	12,734		3,604,793	7,142,895	14,446
Lease liabilities	1,665,072		253		1,928,931		630
Other non-current liabilities	729,736	1,873,232	1,827	22,140	740,892	1,484,884	1,353	18,914
Total non-current liabilities	8,274,015	10,354,939	14,814	22,140	6,274,616	8,627,779	16,429	18,914
Shareholders’ equity	6,390,249	2,416,684	47,586	396,148	5,513,634	2,465,749	36,963	390,632
Total liabilities and shareholders’ equity	18,333,884	13,019,675	79,946	439,510	14,678,538	11,385,869	65,367	423,872

			01/01/2023 to 12/31/2023				01/01/2022 to 12/31/2022
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.27%	48.03%	50.00%	48.75%	37.27%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	6,445,618	570	52,453	191,430	5,592,118	375	41,307	188,024
Cost of sales and services	(3,444,706)		(29,333)	(99,756)	(3,477,896)		(24,977)	(100,454)
Gross profit	3,000,912	570	23,120	91,674	2,114,222	375	16,330	87,570
Operating (expenses) income	(485,694)	(38,885)	(4,640)	(83,139)	(243,399)	(40,685)	(3,769)	(77,742)
Financial income (expenses), net	(722,407)	(10,745)	(2,763)	5,849	(641,862)	(21,551)	(3,211)	2,545
Profit/(Loss) before IR/CSLL	1,792,811	(49,060)	15,717	14,384	1,228,961	(61,861)	9,350	12,373
Current and deferred IR/CSLL	(586,831)		(3,388)	(4,673)	(354,786)		(1,479)	(4,408)
Profit / (loss) for the year	1,205,980	(49,060)	12,329	9,711	874,175	(61,861)	7,871	7,965

Schedule of measurement of recoverable value

Cash flow projection	By 2057
Gross margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost estimate	Study-based costs and market trends
Perpetuity growth rate	Growth rate was not considered as a result of the projection model until the end of the concession
Discount rate	Range from 5.96% to 6.89% in real terms.

Schedule of investment properties

			Consolidated
	Land	Buildings	Total
Balance at December 31, 2021	101,542	60,639	162,181
Cost	101,542	87,977	189,519
Accumulated depreciation		(27,338)	(27,338)
Balance at December 31, 2021	101,542	60,639	162,181
Acquisitions
Depreciation (note 26)		(3,072)	(3,072)
Write-off	(29)		(29)
Balance at December 31, 2022	101,513	57,567	159,080
Cost	101,513	87,977	189,490
Accumulated depreciation		(30,410)	(30,410)
Balance at December 31, 2022	101,513	57,567	159,080
Acquisitions	48,000		48,000
Depreciation (note 26)		(3,048)	(3,048)
Transfer between groups - fixed assets and investment property	7,298		7,298
Write-off		(5,376)	(5,376)
Balance at December 31, 2023	156,811	49,143	205,954
Cost	156,811	82,737	239,548
Accumulated depreciation		(33,594)	(33,594)
Balance at December 31, 2023	156,811	49,143	205,954

Schedule of average estimated useful lives

		Consolidated
	12/31/2023	12/31/2022
Buildings	28	27